Expense Example {- Fidelity Freedom® 2020 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2020 Fund - Fidelity Freedom 2020 Fund - Class K	May 29, 2021 USD ($)
Expense Example:
1 year	$ 52
3 years	162
5 years	279
10 years	$ 602